SIGNIFICANT ACCOUNTING POLICIES (Schedule of Assets and Liablities Measured at Fair Value on a Recurring Basis) (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives liabilities	$ (8)	$ (23)
Total liabilities	(8)	(23)
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives liabilities
Total liabilities
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives liabilities	(8)	(23)
Total liabilities	(8)	(23)
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives liabilities
Total liabilities